Financial Obligations (Details) - Schedule of financial obligations - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Short -term promissory notes
Total		S/ 1,573,026	S/ 1,593,171
Maturity, Current		383,146	618,907
Maturity, Non-current		1,189,880	974,264
Total maturity		1,573,026	1,593,171
Short -term promissory notes [Member]
Short -term promissory notes
Short -term promissory notes, Current	[1]	228,000	76,000
Senior notes [Member]
Short -term promissory notes
Long-term promissory notes, Non current		569,192	1,071,781
Short and long-term Corporate Loan [Member]
Short -term promissory notes
Short and long-term Corporate Loan		S/ 775,834	445,390
January 22, 2024 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	9.44%
Maturity	[1]	January 22, 2024
Short -term promissory notes, Current	[1]	S/ 38,000
January 19, 2024 [Member]] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	9.78%
Maturity	[1]	January 19, 2024
Short -term promissory notes, Current	[1]	S/ 38,000
March 15, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		8.83%
Maturity		March 15, 2024
Short -term promissory notes, Current		S/ 19,000
March 15, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	8.83%
Maturity	[1]	March 15, 2024
Short -term promissory notes, Current	[1]	S/ 19,000
December 12, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.98%
Maturity		December 12, 2024
Short -term promissory notes, Current		S/ 25,300
December 12, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	6.98%
Maturity	[1]	December 12, 2024
Short -term promissory notes, Current	[1]	S/ 25,300
December 12, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	6.98%
Maturity	[1]	December 12, 2024
Short -term promissory notes, Current	[1]	S/ 25,400
November 22, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		7.32%
Maturity		November 22, 2024
Short -term promissory notes, Current		S/ 19,000
November 22, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	7.32%
Maturity	[1]	November 22, 2024
Short -term promissory notes, Current	[1]	S/ 19,000
December 18, 2023 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		8.93%
Maturity		December 18,2023
Short -term promissory notes, Current			38,000
December 18, 2023 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	8.93%
Maturity	[1]	December 18,2023
Short -term promissory notes, Current	[1]		38,000
February 1, 2029 [Member] | Senior notes [Member]
Short -term promissory notes
Currency	[2]	S/
Nominal interest rate	[2]	6.69%
Maturity	[2]	February 1, 2029
Long-term promissory notes, Non current	[2]	S/ 259,686	259,625
February 1, 2034 [Member] | Senior notes [Member]
Short -term promissory notes
Currency	[2]	S/
Nominal interest rate	[2]	6.84%
Maturity	[2]	February 1, 2034
Long-term promissory notes, Non current	[2]	S/ 309,506	309,457
February 8, 2023 [Member] | Senior notes [Member]
Short -term promissory notes
Currency	[3]	US$
Nominal interest rate	[3]	4.50%
Maturity	[3]	February 8, 2023
Long-term promissory notes, Non current	[3]		502,699
December 1,2028 [Member] | Banco de Crédito del Perú [Member] | Short and long-term Corporate Loan [Member]
Short -term promissory notes
Currency	[4]	S/
Nominal interest rate	[4]	5.82%
Maturity	[4]	December 1,2028
Short and long-term Corporate Loan	[4]	S/ 387,917	222,695
December 1,2028 [Member] | Scotiabank [Member] | Short and long-term Corporate Loan [Member]
Short -term promissory notes
Currency	[4]	S/
Nominal interest rate	[4]	5.82%
Maturity	[4]	December 1,2028
Short and long-term Corporate Loan	[4]	S/ 387,917	S/ 222,695

[1]	Senior Notes- (b.1) Senior Notes in US dollars Until February 2023, the Company had outstanding corporate bonds which were denominated in US dollars. These bonds were issued in January 2013. The cross currency swaps maintained by the Company to hedge the exchange rate variations of corporate bonds were executed and settled in full in correlation with the payment of these corporate bonds. (b.2) Senior Notes in Soles The General Shareholders’ Meeting held on January 8, 2019, approved the issuance of Senior Notes denominated in soles in the local market up to the maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of Pacasmayo, whose purpose was to settle the mid-term loans described in the previous paragraph. On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844 percent per year and maturity of 15 years. The Senior Notes in soles issued in 2019 are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A.C., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C. (b.3) Financial covenants The financial covenants related to the Senior Notes denominated issued in US dollars and soles state that if the Company and its guarantor subsidiaries issue debt or equity instruments, merges with another company or dispose or rents significant assets, the Senior Notes will trigger the following financial covenants, calculated based on the Company and Guarantee Subsidiaries annual consolidated financial statements: - A fixed charge covenant ratio of at least 2.5 to 1. - A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1. As of December 31, 2023 and 2022, these covenants have not been activated because no situation has occurred that requires their measurement, as indicated in the previous paragraph. For the years ended December 31, 2023, 2022 and 2021, senior notes generated interest that has been recognized in the consolidated statement of profit or loss for S/38,690,000, S/60,225,000 and S/63,333,000, respectively, see note 21.
[2]	(b.2) Senior Notes in Soles The General Shareholders’ Meeting held on January 8, 2019, approved the issuance of Senior Notes denominated in soles in the local market up to the maximum amount of S/1,000,000,000 through the Second Corporate Bonds Program of Pacasmayo, whose purpose was to settle the mid-term loans described in the previous paragraph. On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844 percent per year and maturity of 15 years. The Senior Notes in soles issued in 2019 are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A.C., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C.
[3]	(b.1) Senior Notes in US dollars Until February 2023, the Company had outstanding corporate bonds which were denominated in US dollars. These bonds were issued in January 2013. The cross currency swaps maintained by the Company to hedge the exchange rate variations of corporate bonds were executed and settled in full in correlation with the payment of these corporate bonds.
[4]	Medium-term Corporate Loan under “Club Deal” modality: On August 6, 2021, the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that allowed the payment of all the financial obligations that the Company maintains with a maturity until February 2023. The loan conditions include a grace / availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which was in February 2023. Since that date, the loan will be paid in 22 equal quarterly installments and has an annual interest rate of 5.82 percent. As part of the loan conditions, the Company assumed the following obligations: I. Comply with the following financial covenants: a. Debt Ratio (Financial Debt / EBITDA) <= 3.50x b. Debt Service Coverage Ratio (FCSD / SD) >= 1.15x c. Debt Service Coverage Ratio (EBITDA / SD) >= 1.50x These financial safeguards will be calculated and verified at the end of each calendar quarter, considering the information of the consolidated financial statements of the Company for the last 12 months, prepared in accordance with IFRS. As of December 31, 2023 and 2022, the Company complies with the ratios contained in the conditions of the Club Deal and corporate bonds and has certain do’s and don’ts obligations that it has been complying with to date.